Trade Receivables (Current) (Details) - Schedule of Movement in Lifetime ECL that has Been Recognised for Trade Receivables in Accordance - shares	Mar. 31, 2023	Mar. 31, 2022
Schedule of Movement in Lifetime Ecl That Has Been Recognised for Trade Receivables in Accordance [Abstract]
Collectively assessed	1,889,554
Individually assesse	57,831